Acquisitions - Consideration paid for acquiring asset and liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisitions
Goodwill	£ 68	£ 269	£ 131
Intangible assets	64	125	156
Property, plant and equipment	1	1	1
Other non-current assets		3
Current assets	3	8	4
Current liabilities	(10)	(21)	(16)
Borrowings	0	(3)
Deferred tax	(6)	(13)	(27)
Net assets acquired	120	369	249
Consideration (after taking account of net cash acquired)	120	369	249
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	(12)	4	(14)
Net cash flow	108	373	235
Net cash acquired	4	6	8
Total consideration for acquisitions	130	443
Total consideration for acquisitions adjusted for cash acquired	126	437
Acquisition of investments in joint ventures and associates		61
Cash spent on acquisitions	124	394	254
Deferred consideration on past acquisitions	£ 16	£ 21	£ 19